Borrowings and financial liabilities - Issuance of convertible notes to ATLAS 2021 Atlas Contract (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) item tranche	Dec. 31, 2022 EUR (€) item loan	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 item	Nov. 19, 2021 EUR (€)	Apr. 30, 2020 EUR (€)
Borrowings and financial liabilities
Amount of agreement	€ 32,000,000				€ 10,000,000	€ 24,000,000
Number of Tranche for Issue of Notes	8	160	400
Nominal value of each tranche	€ 4,000,000	€ 10,000,000	€ 15,000,000
Bonds converted to new shares	1,280	228
Percentage of Cash Reimbursement of Principal		110.00%
Par Value Of Each Ornane		€ 10,000
Valuation input		0.96
Convertible notes to Atlas
Borrowings and financial liabilities
Number of Tranche for Issue of Notes | item			0
Bonds converted to new shares | item				330
Percentage of Cash Reimbursement of Principal		100.00%
Par Value Of Each Ornane		€ 25,000